Accrued Interest Date:			Collection Period Ending:
21-Apr-10				30-Apr-10
Distribution Date:	BMW Vehicle Owner Trust 2010-A			Period #
25-May-10				1

Balances

	Initial	Period Beginning	Period Ending	Note Pool Factor
Pool Balance	$807,017,817	$807,017,817	$751,491,819
Yield Supplement Overcollateralization	$31,823,968	$31,823,968	$29,551,260
Adjusted Pool Balance	$775,193,849	$775,193,849	$721,940,558
Reserve Account	$1,937,985	$1,937,985	$1,937,985
Overcollateralization	$25,193,849	$25,193,849	$31,272,074

Class A-1 Notes	$179,200,000	$179,200,000	$119,868,484	0.66891
Class A-2 Notes	$239,000,000	$239,000,000	$239,000,000	1.00000
Class A-3 Notes	$254,000,000	$254,000,000	$254,000,000	1.00000
Class A-4 Notes	$77,800,000	$77,800,000	$77,800,000	1.00000
Total Notes	$750,000,000	$750,000,000	$690,668,484

Reconciliation of Collection Account

Available Funds:
Available Interest:
Interest Collected on Receivables	$5,640,553
Servicer Advances	$181,436
Servicer Advance Reimbursement	$0
Administrative Purchase Payment	$0
Warranty Purchase Payment	$0
Recoveries	$0
Liquidation Proceeds	$0
Investment Earnings on Trust Accounts
Interest from Reserve Account	$45
Interest from Collection Account	$997
Total Available Interest	$5,823,030

Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal	$36,258,672
Receipts of Pre-Paid Principal	$19,267,326
Recoveries
Liquidation Proceeds	$0
Administrative Purchase Payment	$0
Warranty Purchase Payment	$0
Total Available Principal	$55,525,998

Advances from the Reserve Account
Release from Reserve Fund Account

Total Available Funds:	$61,349,029

Distributions:
Servicing Fees	$1,329,004
Non-recoverable Servicer Advance Reimbursement	$0
Noteholder's Accrued and Unpaid Interest	$688,508
Priority Principal Distribution to Noteholders	$59,331,516
Reserve Account deposit to achieve the Specified Reserve Account Balance	$0
Regular Principal Distribution Amount to Noteholders	$0
Owner Trustee and Indenture Trustee Fees	$0
Certificateholder Distribution	$0

Total Distributions	$61,349,029

Monthly Period Receivables Principal Balance Calculation
Beginning Receivable Principal Balance	$807,017,817
Monthly Principal Received
Regular Principal Received	$36,258,672
Prepaid Principal Received	$19,267,326
Liquidations	$0
Principal Balance Allocable to Gross Charge-offs	$0
Principal Portion of Repurchased Receivables	$0
Total Monthly Principal Amounts	$55,525,998
Ending Receivable Principal Balance	$751,491,819

Distributions

Interest Distributable Amount	Interest Rate	Current Int	Per $1,000
Class A-1 Notes	0.27929%	$47,268	$0.26
Class A-2 Notes	0.68000%	$153,491	$0.64
Class A-3 Notes	1.39000%	$333,446	$1.31
Class A-4 Notes	2.10000%	$154,303	$1.98
Total		$688,508

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Factor
Class A-1 Notes	$179,200,000	$59,331,516	$119,868,484	$331.09	66.89%
Class A-2 Notes	$239,000,000	$0	$239,000,000	$0.00	100.00%
Class A-3 Notes	$254,000,000	$0	$254,000,000	$0.00	100.00%
Class A-4 Notes	$77,800,000	$0	$77,800,000	$0.00	100.00%
Total	$750,000,000	$59,331,516	$690,668,484

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	$0	$0	$0
Class A-2 Interest Carryover Shortfall	$0	$0	$0
Class A-3 Interest Carryover Shortfall	$0	$0	$0
Class A-4 Interest Carryover Shortfall	$0	$0	$0

Yield Supplement Overcollateralization

Beginning Period Required Amount	$31,823,968
Beginning Period Amount	$31,823,968
Current Distribution Date Required Amount	$29,551,260
Current Period Release	$2,272,708
Ending Period Amount	$29,551,260
Next Distribution Date Required Amount	$28,444,465

Reserve Account

Beginning Period Required Amount	$1,937,985
Beginning Period Amount	$1,937,985
Net Investment Earnings	$45
Current Period Deposit Amount Due	$0
Current Period Deposit Amount Paid From Collection Account	$0
Current Period Release to Note Distribution Account	$0
Ending Period Required Amount	$1,937,985
Current Period Release to Depositor	$45
Ending Period Amount	$1,937,985

Overcollateralization

Beginning Period Overcollateralization Amount	$25,193,849
Target Overcollateralization Amount	$33,333,335
Ending Period Overcollateralization Amount	$31,272,074
Current Period Release	$0

Receivables Data

	Beginning Period	Ending Period
Number of Contracts	30,743	29,790
Weighted Average Remaining Term	50.48	48.68
Weighted Average Annual Percentage Rate	4.18%	4.16%

Delinquencies Aging Profile End of Period	Dollar Amount	Percentage
30-59 days	$2,303,038	0.31%
60-89 days	$534,581	0.07%
90-119 days	$62,523	0.01%
120+ days	-	0.00%
Total 30+ days past due	$2,900,142	0.39%

Write-offs
Gross Principal Write-Offs for Current Period	0
Recoveries for Current Period	0
Net Write-Offs for Current Period	0

Cumulative Realized Losses	0	0.00%

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	$0	-
Ending Period Repossessed Receivables Balance	$447,439	15
Principal Balance of 90+ Day Repossessed Vehicles	$0	-